Other financial assets (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of Other Financial Assets - Current
Other financial assets - current consist of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Derivative financial instruments	US$	140.9	Rs.	11,574.9	Rs.	19,184.9
Loans to channel partners		14.5		1,192.3		1,208.9
Advances and other receivables recoverable in cash		361.6		29,715.2		23,369.8
Deposits with financial institution		12.2		1,002.3		3,000.0
Inter corporate deposits		0.5		43.0		43.0
Government grant receivables		46.3		3,805.3		5,227.5
Restricted bank deposits		78.1		6,415.1		4,726.0
Finance lease receivables		4.8		391.4		289.2
Others		38.6		3,171.2		2,394.2

Total	US$	697.5	Rs.	57,310.7	Rs.	59,443.5

Summary of Other Financial Assets - Non-current
Other financial assets -
non-current
consist of the following:

	As at March 31,
	2023		2023		2022

	(In millions)
Derivative financial instruments	US$	326.9	Rs.	26,860.1	Rs.	20,175.9
Loans to channel partners		77.1		6,339.1		7,204.6
Advance and other receivables recoverable in cash		67.9		5,579.2		6,648.2
Margin money with banks		6.5		530.6		3,638.4
Government grants receivables		200.7		16,488.3		12,241.0
Loans to employees		6.0		494.2		289.8
Deposits with financial institution		109.5		9,000.0		—
Deposits with banks		23.4		1,921.3		832.4
Restricted deposits		16.3		1,335.3		2,099.8
Finance lease receivables		65.6		5,391.3		4,307.0
Others		61.3		5,043.7		2,791.3

Total	US$	961.2	Rs.	78,983.1	Rs.	60,228.4